CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net income/ (loss)	¥ (7,110,688)	$ (1,016,815)	¥ 13,487	¥ 6,452,554
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation charge	225,727	32,279	365,752	862,642
Change in fair value of foreign exchange forward contracts	(81,336)	(11,631)	(29,070)	(18,079)
Change in fair value of foreign exchange options	(37,586)	(5,375)	(1,342)	(74,307)
Change in fair value of convertible senior notes	0	0	(323,474)	31,188
Change in fair value of short term investments	(3,000)	(499)	(22,289)	1,125
Change in fair value of financial liability and profit distribution	155,007	22,166	(34,978)	793
Deferred income tax benefits	(1,980,350)	(283,186)	(1,426,182)	(845,403)
Change in fair value of long-term investment	(33,171)	(4,743)	(163,492)	(221,473)
Net settle from licensed patents income with acquired patents	0	0	0	(50,581)
Depreciation of property, plant and equipment	7,761,000	1,109,814	7,544,061	7,856,257
Amortization of right-of-use assets	106,616	15,246	146,561	172,625
Amortization of land use rights	40,608	5,807	40,503	38,656
Amortization of intangible assets	122,000	17,469	87,258	121,742
Inventory write-down	3,367,000	481,461	3,315,227	2,859,081
Provision for expected credit loss	261,979	37,463	138,806	182,779
Loss on disposal of equity investments	99,809	14,273	0	0
Loss on disposal of property, plant and equipment	31,000	4,468	431,542	107,829
Loss on disposal of intangible assets	2,064	295	6,217	13,900
Loss on early termination of lease	14,750	2,109	25,274	0
Impairment of long-lived assets	1,662,078	237,674	1,242,168	640,004
Equity in loss/(income) of affiliated companies	147,862	21,144	177,013	(222,674)
Gain on disposal of investment in subsidiaries	(71,992)	(10,295)	(1,145,172)	0
Fair value loss of contingent consideration related to disposal of a subsidiary	(365,000)	(52,190)	(656,901)	0
Exchange gain, net	(7,006)	(1,002)	(484,364)	(938,092)
Changes in operating assets and liabilities (net of impact of disposition):
Decrease/(increase) in accounts receivable - third parties	(186,951)	(26,734)	8,403,757	(6,809,123)
Decrease/(increase) in accounts receivable - related parties	273,344	39,088	(146,615)	(164,200)
Decrease/(increase) in notes receivable - third parties	(1,308,319)	(187,087)	499,663	2,501,251
Decrease/(increase) in notes receivable - related parties	107,743	15,407	(107,455)	281,641
Decrease/(increase) in advances to suppliers - third parties	996,825	142,544	2,208,529	(1,771,208)
Decrease/(increase) in advances to suppliers - related parties	201,868	28,867	(196,501)	50,304
Decrease/(increase) in inventories	(5,367,809)	(767,586)	2,394,623	(3,835,365)
(Decrease)/increase in long term payable	(24,914)	(3,563)	(193,593)	179,532
(Decrease)/increase in lease liabilities	(98,152)	(14,036)	(141,706)	21,474
(Decrease)/increase in prepayments and other receivables - related parties	22,888	3,273	14,053	(4,287)
(Increase) in prepayments and other current assets	(318,475)	(45,541)	(175,015)	(219,861)
Decrease in other assets - third parties	55,695	7,964	20,746	62,735
(Decrease)/increase in accounts payable - third parties	2,726,912	389,943	(4,462,473)	5,542,926
(Decrease)/increase in accounts payable - related parties	136,202	19,477	(21,244)	21,244
(Decrease)/increase in accrued payroll and welfare expenses	(133,938)	(19,153)	(19,768)	821,986
(Decrease)/increase in advances from - third parties	(303,074)	(43,339)	(1,709,323)	(2,274,683)
(Decrease) in advances from - related parties	0	0	(3,412)	(417)
(Decrease)/increase in income tax payables	(525,918)	(75,205)	(312,541)	343,849
(Decrease)/increase in warranty cost - non current	(480,562)	(68,719)	(9,234)	723,150
Increase in other payables and accruals - third parties	269,197	38,495	247,998	1,378,975
(Decrease)/increase in other payables and accruals - related parties	2,106	301	(530)	5,635
Net cash provided by operating activities	1,081,871	154,708	16,850,366	13,826,124
Cash flows from investing activities:
Maturity of restricted short-term investments	2,973,120	425,150	12,850,286	16,699,633
Maturity of short-term investments	962,808	137,680	1,042,596	0
Maturity of restricted long-term investments	997,025	142,574	572,752	1,378,680
Proceeds from disposal of property, plant and equipment, land use right and intangible assets	195,962	28,022	322,599	471,569
Proceeds from pro rata decrease in equity investments	10,574	1,512	0	10,048
Proceeds from disposal of equity investments	203,948	29,164	184,683	0
Proceeds from insurer for fire incident	200,000	28,600	0	0
Disposal of subsidiaries, net of cash collected/ (paid)	226,585	32,401	1,162,174	0
Cash payment for transaction cost related to subsidiary disposal	0	0	(17,714)	0
Purchase of property, plant and equipment	(3,185,741)	(455,555)	(9,093,271)	(15,651,932)
Purchase of intangible assets	(114,575)	(16,384)	(275,823)	(198,682)
Purchase of restricted short-term investments	(3,302,036)	(472,185)	(8,337,844)	(15,239,924)
Purchase of restricted long-term investments	(140,397)	(20,076)	(364,755)	(1,536,198)
Purchase of short-term investments	(4,216,375)	(602,934)	(924,934)	(1,024,820)
Proceeds from dividends from associates	11,805	1,688	127,072	127,363
Acquisition of a subsidiary, net of cash acquired	0	0	(36,599)	36,398
Cash paid for investment in equity securities	(36,974)	(5,287)	(5,500)	(272,305)
Redemption of available-for-sales securities	0	0	0	105,500
Loan to a third party	(71,554)	(10,232)	0	0
Loan repayment from a third party	0	0	23,459	0
Purchase of time deposits	(42,882)	(6,132)	(74,400)	0
Purchase of available-for-sale securities	(48,659)	(6,958)	(57,000)	(65,000)
Net cash used in investing activities	(5,377,366)	(768,952)	(2,902,219)	(15,159,670)
Cash flows from financing activities:
Cash payment for finance lease as lessee	0	0	(36,587)	(280,833)
Proceeds from exercise of share options	0	0	3,691	0
Proceeds from disposal of equity interests in Jiangxi Jinko	1,470,156	210,230	0	0
Cash settlement for financial liabilities measured at FVPL	(2,787,389)	(398,591)	0	0
Capital contributions from non-controlling interest holder	0	0	600,217	10,292
Proceeds from redeemable non-controlling interest holder	0	0	1,500,000	0
Proceeds from bank borrowings	14,939,426	2,136,309	25,182,493	19,754,288
Repayment of borrowings	(13,753,654)	(1,966,746)	(22,751,249)	(20,822,295)
Increase/(decrease) in notes payable - related parties	(30,761)	(4,399)	103,269	(142,500)
(Decrease)/increase in notes payable - third parties	(1,162,463)	(166,230)	(14,604,000)	5,209,209
Payment of Jiangxi Jinko's dividend to non-controlling interest holders	0	0	(921,520)	(368,275)
Capital deduction from a non - controlling interest holder	(1,984)	(284)	0	0
Proceeds from issuance of Jiangxi Jinko's convertible notes	1,755,532	251,038	3,679,902	4,726,048
Issuance cost paid for issuance of Jiangxi Jinko's convertible notes	0	0	0	(31,891)
Cash payment for dividend	(486,826)	(69,616)	(547,686)	(559,599)
Cash payment for transaction with non - controlling interest	(620,023)	(88,663)	0	0
Dividend payment to redeemable non - controlling interest holder	(76,750)	(10,975)	0	0
Proceeds from financial liabilities measured at FVPL	0	0	2,398,089	830,540
Borrowings from government background funds	0	0	0	650,000
Repurchase of shares	(3,970)	(568)	(874,964)	(79,282)
Repurchase of ordinary shares of Jiangxi Jinko	0	0	0	(300,087)
Net cash (used in)/provided by financing activities	(758,706)	(108,495)	(6,268,345)	8,640,904
Effect of foreign exchange rate changes on cash, cash equivalents, and restricted cash	254,606	36,406	630,893	848,969
Net increase/(decrease) in cash, cash equivalents, and restricted cash	(4,799,595)	(686,333)	8,310,695	8,156,327
Cash, cash equivalents, and restricted cash, beginning of the year	27,737,976	3,966,478	19,427,281	11,270,954
Cash, cash equivalents, and restricted cash, end of the year	22,938,381	3,280,145	27,737,976	19,427,281
Supplemental disclosure of cash flow information
Cash paid for income tax	1,044,227	149,323	1,687,782	1,783,845
Cash paid for interest expenses (net of amounts capitalized)	1,579,513	225,867	827,097	1,117,871
Supplemental disclosure of non-cash investing and financing cash flow information
Purchases of property, plant and equipment included in payables	8,102,325	1,158,617	9,345,121	8,404,479
Receivables related to disposal of property, plant and equipment and land use right	15,181	2,171	33,765	89,519
Offset of receivables with payables for mutual patent licensing	0	0	0	50,581
Offset of receivables with payables for acquisition of a subsidiary	0	0	242,511	0
Conversion of convertible senior notes to ordinary shares	0	0	465,167	247,290
Equity interests swap for long - term investments	52,550	7,515	0	0
Jinko Solar Co., Ltd. ("Jiangxi Jinko")
Cash flows from financing activities:
Proceeds from exercise of share options	¥ 0	$ 0	¥ 0	¥ 45,289